Summary of Significant Accounting Policies,Textuals, Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment
Interest expense capitalized as construction in progress	$ 0.6	$ 0.2
Depreciation expense	5.9	5.7
Fabricated Products
Property, Plant and Equipment
Depreciation expense	$ 5.8	$ 5.6